VIEs - Schedule of Assets and Liabilities of Consolidated VIEs (Details) - USD ($) $ in Thousands		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets
Restricted cash		$ 5,322,087	[1]	$ 5,029,088	[1]	$ 5,500,000
Net LHFI	[1]	76,891,653		80,742,487
Operating lease assets, net	[1],[2]	8,357,063		11,667,951
Various other assets	[1],[3]	4,712,462		4,860,516
TOTAL ASSETS		164,572,121		165,248,750		$ 164,972,574
Liabilities
Various other liabilities	[1]	895,597		1,289,098
TOTAL LIABILITIES		146,627,414		147,573,223
Leased vehicles
Assets
Operating lease assets, net		8,357,063		11,667,951
VIEs, Primary Beneficiary
Assets
Restricted cash		668,215		706,571
Net LHFI		21,607,557		24,635,642
Operating lease assets, net		8,357,063		11,667,951
Various other assets		710,745		693,090
TOTAL ASSETS		31,343,580		37,703,254
Liabilities
Notes payable		23,597,483		26,208,911
Various other liabilities		96,054		99,587
TOTAL LIABILITIES		23,693,537		26,308,498
VIEs, Primary Beneficiary | Leased vehicles
Assets
Operating lease assets, net		$ 3,700,000		$ 4,300,000

[1]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.
[2]	Net of accumulated depreciation of $2.8 billion and $3.1 billion at December 31, 2025 and December 31, 2024, respectively.
[3]	Includes MSRs of $79.5 million and $91.0 million at December 31, 2025 and December 31, 2024, respectively, for which the Company has elected the FVO.